Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Paid for Interest and Income Taxes
Total cash paid for income taxes (net of any income tax refunds received) was as follows:

For the year ended December 31,	2025	2024	2023
U.S. Federal	$188	$93	$2
U.S. State	14	7	1
Foreign:
Germany	33	28	18
France	25	11	34
China	18	10	8
Japan	9	(1)	22
Canada	6	9	6
Other	19	20	13
Total	$312	$177	$104

December 31,	2025	2024	2023
Right-of-use assets obtained in exchange for operating lease obligations	$50	$66	$68
Weighted-average remaining lease term in years	5.7	5.9	6.4
Weighted-average discount rate	5.4%	5.7%	5.9%
Cash paid for interest and income taxes was as follows:

	2025	2024	2023
Interest, net of amounts capitalized	$157	$180	$221
Income taxes, net of amounts refunded	$312	$177	$104

Schedule of Supplier Financing Program
The rollforwards of the Company’s outstanding obligations confirmed as valid under its supplier financing program for the years ended December 31, 2025, and 2024 are as follows:

	2025	2024
Confirmed obligations outstanding at the beginning of the year	$268	$258
Invoices confirmed during the year	881	877
Confirmed invoices paid during the year	(883)	(867)
Confirmed obligations outstanding at the end of the year	$266	$268